Risk Management - Summary of Foreign Currency Risk (Details)
₸ in Thousands, ₱ in Thousands, € in Thousands, ₫ in Thousands, ₨ in Thousands, ₨ in Thousands, ৳ in Thousands, ر.س in Thousands, د.إ in Thousands, ج.م. in Thousands, ¥ in Thousands, £ in Thousands, kr in Thousands, SFr in Thousands, Rp in Thousands, RM in Thousands, R in Thousands, P in Thousands, Kč in Thousands, K in Thousands, JD in Thousands, Ar in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2021 AED (د.إ)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 BDT (৳)	Dec. 31, 2021 BWP (P)	Dec. 31, 2021 EGP (ج.م.)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 CZK (Kč)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 JOD (JD)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 KZT (₸)	Dec. 31, 2021 MGA (Ar)	Dec. 31, 2021 MMK (K)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2021 PKR (₨)	Dec. 31, 2021 SAR (ر.س)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 UYU ($)	Dec. 31, 2021 VND (₫)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 AED (د.إ)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 BDT (৳)	Dec. 31, 2020 BWP (P)	Dec. 31, 2020 EGP (ج.م.)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 CZK (Kč)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 JOD (JD)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 KZT (₸)	Dec. 31, 2020 MGA (Ar)	Dec. 31, 2020 MMK (K)	Dec. 31, 2020 MYR (RM)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2020 PKR (₨)	Dec. 31, 2020 SAR (ر.س)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 UYU ($)	Dec. 31, 2020 VND (₫)	Dec. 31, 2020 ZAR (R)
Disclosure of Foreign currency risk [Abstract]
Assets	د.إ 6,481	$ 3,733	৳ 50,145	P 939	ج.م. 0	$ 582	SFr 0	Kč 0	€ 1,809	£ 0	$ 0	Rp 768,731	₨ 1,715,900	JD 1,852	¥ 697,747	₸ 1,510	Ar 4,262,857	K 210,335	RM 1,964	₱ 164,167	₨ 200,844	ر.س 2,615	kr 0	$ 1,381,441	$ 90,930	₫ 952,135	R 31,971	د.إ 39,678	$ 133	৳ 93,442	P 890	ج.م. 0	$ 247	SFr 0	Kč 0	€ 310	£ 0	$ 0	Rp 342,496	₨ 1,231,895	JD 1,673	¥ 825,269	₸ 1,510	Ar 5,645,349	K 11,032	RM 0	₱ 191,122	₨ 371,328	ر.س 2,178	kr 0	$ 1,445,522	$ 78,265	₫ 672,563	R 303
Liabilities	د.إ 31,637	$ 926,960	৳ 577	P 0	ج.م. 595	$ 2,266	SFr 500,230	Kč 386	€ 42,981	£ 0	$ 1,651,665	Rp 995,510	₨ 342,833	JD 118	¥ 153,383	₸ 0	Ar 475,807	K 0	RM 0	₱ 104,245	₨ 74,423	ر.س 0	kr 449,167	$ 12,023,085	$ 3,097	₫ 262,372	R 0	د.إ 31,594	$ 707,538	৳ 0	P 0	ج.م. 948	$ 1,840	SFr 500,406	Kč 2,033	€ 121,069	£ 43	$ 1,651,839	Rp 555,241	₨ 155,134	JD 0	¥ 484,585	₸ 0	Ar 0	K 0	RM 0	₱ 104,161	₨ 12,222	ر.س 0	kr 449,824	$ 12,234,563	$ 1,585	₫ 0	R 0